Statements Of Changes In Trust Capital (USD $)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trust capital, Beginning			$ 753,187,394		$ 892,925,611		$ 892,925,611		$ 879,154,612		$ 1,030,381,361
Trust capital units, Beginning			638,865.210		679,145.820		679,145.820		725,375.859		751,554.935
Subscriptions			23,093,623		55,719,859		69,799,650		42,864,905		80,031,122
Subscriptions, units			20,166.892		42,335.984		54,089.406		34,326.986		60,574.678
Redemptions			(195,330,577)		(71,383,188)		(119,639,348)		(102,499,761)		(110,346,241)
Redemptions, units			(176,755.970)		(55,732.935)		(96,675.444)		(83,185.343)		(89,360.410)
Transfers, units											(2.198)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			1,485.596	[1]	1,733.172	[1]	2,304.407	[1]	2,428.344	[1]	2,576.712	[1]
Net income (loss)	(3,719,917)	(5,731,276)	(62,523,941)		(60,494,488)		(89,899,904)		73,143,160		(120,954,817)
Managing Owner's profit share							1,385		262,695		43,187
Managing Owner's profit share, units					1.021		1.021		199.974		32.142
Brokerage fee percentage, maximum			7.00%
Managing Owner's allocation:
New Profit-Accrued					1,385		1,385		262,695		43,187
New Profit- Accrued, units					1.021		1.021		199.974		32.142
Trust capital, Ending	518,426,499	816,769,179	518,426,499		816,769,179		753,187,394		892,925,611		879,154,612
Trust capital units, Ending	483,761.728	667,483.062	483,761.728		667,483.062		638,865.210		679,145.820		725,375.859
Series 1 Unitholders [Member]
Trust capital, Beginning			709,737,394		867,646,692		867,646,692		865,980,227		1,018,820,851
Trust capital units, Beginning			603,996.596		660,222.516		660,222.516		714,519.974		743,122.758
Subscriptions			17,207,027		33,778,541		46,027,878		31,438,164		78,304,008
Subscriptions, units			15,371.686		26,038.953		36,354.165		25,234.721		59,130.010
Redemptions			(189,932,898)		(70,766,342)		(116,664,030)		(100,149,285)		(110,305,815)
Redemptions, units			(172,293.030)		(55,276.497)		(94,309.154)		(81,345.253)		(89,327.054)
Transfers											(461,258)
Transfers, units											(388.822)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			1,062.593	[1]	1,300.132	[1]	1,729.069	[1]	1,813.074	[1]	1,983.082	[1]
Net income (loss)			(59,943,196)		(58,980,514)		(87,273,146)		70,377,586		(120,377,559)
Managing Owner's allocation:
Trust capital, Ending	477,068,327	771,678,377	477,068,327		771,678,377		709,737,394		867,646,692		865,980,227
Trust capital units, Ending	448,137.845	632,285.104	448,137.845		632,285.104		603,996.596		660,222.516		714,519.974
Net asset value per unit outstanding	1,064.56	1,220.46	1,064.56		1,220.46		1,175.07		1,314.17
Series 2 Unitholders [Member]
Trust capital, Beginning			240,698		101,957		101,957
Trust capital units, Beginning			190.737		75.492		75.492
Subscriptions			75,000		184,000		184,000		95,530
Subscriptions, units			63.612		136.584		136.584		75.492
Redemptions			(13,898)		(28,299)		(28,299)
Redemptions, units			(11.397)		(21.339)		(21.339)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units								[1]		[1]		[1]
Net income (loss)			(14,611)		(10,482)		(16,960)		6,427
Managing Owner's allocation:
Trust capital, Ending	287,189	247,176	287,189		247,176		240,698		101,957
Trust capital units, Ending	242.952	190.737	242.952		190.737		190.737		75.492
Net asset value per unit outstanding	1,182.08	1,295.90	1,182.08		1,295.90		1,261.94		1,350.56
Series 3 Unitholders [Member]
Trust capital, Beginning			32,771,232		14,178,784		14,178,784		2,236,811
Trust capital units, Beginning			25,863.120		10,481.102		10,481.102		1,831.292
Subscriptions			4,892,681		21,069,917		22,838,898		11,260,170		1,727,114
Subscriptions, units			4,018.914		15,656.061		17,047.103		8,961.540		1,444.668
Redemptions			(5,357,707)		(588,547)		(2,145,759)		(387,647)
Redemptions, units			(4,430.312)		(435.099)		(1,665.085)		(311.730)
Transfers											461,258
Transfers, units											386.624
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units								[1]		[1]		[1]
Net income (loss)			(2,040,319)		(1,237,412)		(2,100,691)		1,069,450		48,439
Managing Owner's allocation:
Trust capital, Ending	30,265,887	33,422,742	30,265,887		33,422,742		32,771,232		14,178,784		2,236,811
Trust capital units, Ending	25,451.722	25,702.064	25,451.722		25,702.064		25,863.120		10,481.102		1,831.292
Net asset value per unit outstanding	1,189.15	1,300.39	1,189.15		1,300.39		1,267.10		1,352.80
Series 4 Unitholders [Member]
Trust capital, Beginning			793,127		75,449		75,449
Trust capital units, Beginning			606.787		55.233		55.233
Subscriptions			918,915		687,401		748,874		71,041
Subscriptions, units			712.680		504.386		551.554		55.233
Redemptions			(26,074)
Redemptions, units			(21.231)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units						[1]		[1]		[1]		[1]
Net income (loss)			(69,362)		(15,907)		(31,196)		4,408
Managing Owner's allocation:
Trust capital, Ending	1,616,606	746,943	1,616,606		746,943		793,127		75,449
Trust capital units, Ending	1,298.236	559.619	1,298.236		559.619		606.787		55.233
Net asset value per unit outstanding	1,245.23	1,334.73	1,245.23		1,334.73		1,307.09		1,366.01
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital units, Beginning
Subscriptions
Redemptions
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units				[1]	0.032	[1]	0.050	[1]	0.022	[1]	1.214	[1]
Net income (loss)					(100)		(126)		134		(2,761)
Managing Owner's profit share							1,385		262,695		43,187
Managing Owner's profit share, units					1.021		1.021		199.974		32.142
Transfer of New Profit Memo Account to Managing Owner							(1,259)		(262,829)		(40,426)
Transfer of New Profit Memo Account to Managing Owner, Units							(1.071)		(199.996)		(33.356)
Managing Owner's allocation:
New Profit-Accrued					1,385
New Profit- Accrued, units					1.021		1.021		199.974		32.142
Trust capital, Ending		1,285			1,285
Trust capital units, Ending		1.053			1.053
Net asset value per unit outstanding
Managing Owner [Member]
Trust capital, Beginning			9,644,943		10,922,729		10,922,729		10,937,574		11,560,510
Trust capital units, Beginning			8,207.970		8,311.477		8,311.477		9,024.593		8,432.177
Redemptions							(801,260)		(1,962,829)		(40,426)
Redemptions, units							(679.866)		(1,528.360)		(33.356)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			423.003	[1]	433.008	[1]	575.288	[1]	615.248	[1]	592.416	[1]
Net income (loss)			(456,453)		(250,073)		(477,785)		1,685,155		(622,936)
Transfer of New Profit Memo Account to Managing Owner							1,259		262,829		40,426
Transfer of New Profit Memo Account to Managing Owner, Units							1.071		199.996		33.356
Managing Owner's allocation:
Trust capital, Ending	$ 9,188,490	$ 10,672,656	$ 9,188,490		$ 10,672,656		$ 9,644,943		$ 10,922,729		$ 10,937,574
Trust capital units, Ending	8,630.973	8,744.485	8,630.973		8,744.485		8,207.970		8,311.477		9,024.593

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner